UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TAI Partners
Address:  535 Madison Avenue, 37th Fl.
          New York, NY 10022

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Kashden
Title:     Chief Financial Officer
Phone:
Signature, Place and Date of Signing:

    Ron Kashden  October 18, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    14504

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCOA INC COM                  COMMON STOCK     013817101      279    11412 SH       SOLE     02           11412        0        0
D AUGUST TECH CP CO STK          COMMON STOCK     05106U105      196    18355 SH       SOLE     02           18355        0        0
D AVON PRODS INC COM             COMMON STOCK     054303102      236     8735 SH       SOLE     02            8735        0        0
D CABLEVISION NY GROUP CLASS A   COMMON STOCK     12686C109      960    31303 SH       SOLE     02           31303        0        0
D COCA COLA ENTERPRISE INC COM   COMMON STOCK     191219104      281    14402 SH       SOLE     02           14402        0        0
D CONSTELLATION BRANDS INC-A     COMMON STOCK     21036P108      227     8735 SH       SOLE     02            8735        0        0
D CREDENCE SYS CORP COM          COMMON STOCK     225302108      128    15975 SH       SOLE     02           15975        0        0
D ENGINEERED SUPPORT SYS INC COM COMMON STOCK     292866100      830    20221 SH       SOLE     02           20221        0        0
D GENERAL GROWTH PPTYS INC       REITS/RICS       370021107      293     6532 SH       SOLE     02            6532        0        0
D GILLETTE CO COM                COMMON STOCK     375766102      469     8059 SH       SOLE     02            8059        0        0
D GUIDANT CORP COM               COMMON STOCK     401698105      433     6291 SH       SOLE     02            6291        0        0
D HUDSON CITY BANCORP INC        COMMON STOCK     443683107      138    11609 SH       SOLE     02           11609        0        0
D ICICI BANK LTD SPON ADR        ADRS STOCKS      45104G104      381    13500 SH       SOLE     02           13500        0        0
D IDX SYSTEMS CORP COM           COMMON STOCK     449491109      207     4790 SH       SOLE     02            4790        0        0
D IMS HEALTH INC COM STK         COMMON STOCK     449934108      465    18328 SH       SOLE     02           18328        0        0
D IVAX CORPORATION COM           COMMON STOCK     465823102      496    18809 SH       SOLE     02           18809        0        0
D JOHNSON & JOHNSON COM          COMMON STOCK     478160104      224     3534 SH       SOLE     02            3534        0        0
D KOHL'S CORP COM                COMMON STOCK     500255104      280     5587 SH       SOLE     02            5587        0        0
D LABONE INC COM STK             COMMON STOCK     50540L105      292     6708 SH       SOLE     02            6708        0        0
D LEGGETT & PLATT INC COM        COMMON STOCK     524660107      227    11254 SH       SOLE     02           11254        0        0
D MBNA CORP COM                  COMMON STOCK     55262L100      599    24321 SH       SOLE     02           24321        0        0
D MCI INC                        OPTIONS - PUTS   5526910VE      287    11300 SH  PUT  SOLE     02           11300        0        0
D METALS USA                     COMMON STOCK     591324207      426    20821 SH       SOLE     02           20821        0        0
D MURPHY OIL CORP COM            COMMON STOCK     626717102      522    10466 SH       SOLE     02           10466        0        0
D NATIONAL INSTRS CORP COM       COMMON STOCK     636518102      246     9979 SH       SOLE     02            9979        0        0
D NEIMAN MARCUS GROUP INC CLASS  COMMON STOCK     640204202      209     2096 SH       SOLE     02            2096        0        0
D PEPSIAMERICAS INC COM STK      COMMON STOCK     71343P200      277    12199 SH       SOLE     02           12199        0        0
D PETROKAZAKHSTAN INC COM        COMMON STOCK     71649P102      225     4133 SH       SOLE     02            4133        0        0
D PIER 1 IMPORTS INC GA COM      COMMON STOCK     720279108      411    36438 SH       SOLE     02           36438        0        0
D PRIORITY HEALTHCARE CORP CL-B  COMMON STOCK     74264T102      284    10210 SH       SOLE     02           10210        0        0
D ROYAL DUTCH PETRO NY SHARES    ADRS STOCKS      780257804      272     4329 SH       SOLE     02            4329        0        0
D SHOPKO STORES INC COM          COMMON STOCK     824911101      430    16856 SH       SOLE     02           16856        0        0
D SIEBEL SYS INC COM             COMMON STOCK     826170102      280    27116 SH       SOLE     02           27116        0        0
D SUPERIOR INDS INTL INC COM     COMMON STOCK     868168105      286    13300 SH       SOLE     02           13300        0        0
D SYMANTEC CORP COM              OPTIONS - CALLS  8715030JX      369    16300 SH  CALL SOLE     02           16300        0        0
D SYMBOL TECHNOLOGIES INC COM    COMMON STOCK     871508107      158    16283 SH       SOLE     02           16283        0        0
D TBC CORP NEW                   COMMON STOCK     872183108      513    14884 SH       SOLE     02           14884        0        0
D VERIZON COMMUNICATIONS         COMMON STOCK     92343V104      345    10568 SH       SOLE     02           10568        0        0
D VERIZON COMMUNICATIONS         OPTIONS - CALLS  92343V0JZ      392    12000 SH  CALL SOLE     02           12000        0        0
D VIACOM INC CL B COM            COMMON STOCK     925524308      251     7613 SH       SOLE     02            7613        0        0
D WELLCHOICE INC                 COMMON STOCK     949475107      335     4408 SH       SOLE     02            4408        0        0
D YORK INTERNATIONAL CORP COM    COMMON STOCK     986670107      345     6153 SH       SOLE     02            6153        0        0
S REPORT SUMMARY                 42 DATA RECORDS               14504        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED